Leases - Disclosure Of Quantitative Information About Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
Non-current	¥ 20,245	$ 2,935	¥ 33,865
Current	21,490	$ 3,116	20,572
Lease liabilities.	¥ 41,735		¥ 54,437